IMPAIRMENT OF NON-CURRENT ASSET (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Non Current Asset [Abstract]
Disclosure of impairment charge [Table Text Block]
Year Ended December 31, 2023
Impairment of non-current asset	$125,200
Deferred income tax recovery	(31,237)
Impairment of non-current asset, net of tax	$93,963

Disclosure of recognized impairment charge [Table Text Block]
Year Ended December 31, 2023
Mining interest - producing properties	$78,128
Mining interests - exploration properties (non-depletable)	17,388
Property, plant and equipment	29,684
Impairment of non-current asset	$125,200